Due to Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
Related Party Transactions [Abstract]
Accretion expense	$ 8,260	$ 16,169	$ 16,197	$ 32,141
Coupon interest on the debenture	$ 44,331	$ 90,754	$ 40,805	$ 80,723